Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

Note 6 – Revenue from Contracts with Customers

The activities that primarily drive the revenue earned from our drilling contracts include (i) providing a drilling rig and the crew and supplies necessary to operate the rig, (ii) mobilizing and demobilizing the rig to and from the drill site and (iii) performing rig preparation activities and/or modifications required for the contract. Consideration received for performing these activities may consist of dayrate drilling revenue, mobilization and demobilization revenue, contract preparation revenue and reimbursement revenue. We account for these integrated services provided within our drilling contracts as a single performance obligation satisfied over time and comprised of a series of distinct time increments in which we provide drilling services.

Consideration for activities that are not distinct within the context of our contracts and do not correspond to a distinct time increment within the contract term are allocated across the single performance obligation and recognized ratably as time elapses over the estimated term of the contract.

Consideration for activities that correspond to a distinct time increment within the contract term is recognized in the period when the services are performed. The total transaction price is determined for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. See below for further discussion regarding the allocation of the transaction price to the remaining performance obligations.

The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, management considers whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. These estimates are re-assessed each reporting period as required.

Dayrate Drilling Revenue. Our drilling contracts generally provide for payment on a dayrate basis, with higher rates for periods when the drilling unit is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly increment it relates to within the contract term, and therefore, recognized in line with the contractual rate billed for the services provided for any given hour.

Mobilization Revenue. We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the mobilization of our rigs. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to contract drilling revenue as services are rendered over the initial term of the related drilling contract.

Demobilization Revenue. We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received. For example, the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, as described above, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions

Revenues Related to Reimbursable Expenses. We generally receive reimbursements from our customers for the purchase of supplies, equipment, personnel services and other services provided at their request in accordance with a drilling contract or other agreement. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof are highly dependent on factors outside of our influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. We are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer, as “Reimbursable revenues” in our unaudited Condensed Consolidated Statements of Operations.

Contract Balances

Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Contract asset balances consist primarily demobilization revenues which have been recognized during the period but are contingent on future demobilization activities. Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.

The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	June 30, 2018	January 1, 2018
Accounts receivable, net	272	295
Current contract assets (1)	9	7
Current contract liabilities (deferred revenue) (1)	(25)	(37)
Non-current contract liabilities (deferred revenue) (1)	(7)	(18)

(1)	Current contract asset and liability balances are included in “other current assets” and “other current liabilities,” respectively in our unaudited Consolidated Balance Sheet as of June 30, 2018.

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

(In $ millions)	Net Contract Balances
Contract assets at January 1, 2018	7
Contract liabilities at January 1, 2018	(55)

Net contract liability at January 1, 2018	(48)

Decrease due to amortization of revenue that was included in the beginning contract liability balance	25
Increase due to cash received, excluding amounts recognized as revenue	(9)
Decrease due to recognized during the period but contingent on future performance	9

Net contract liability at June 30, 2018	(23)

Contract assets at June 30, 2018	9
Contract liabilities at June 30, 2018	(32)

Deferred Contract Costs

Certain direct and incremental costs incurred for upfront preparation, initial mobilization and modifications of contracted rigs represent costs of fulfilling a contract as they relate directly to a contract, enhance resources that will be used in satisfying our performance obligations in the future and are expected to be recovered. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract. Such deferred contract costs in the amount of $9 million and $2 million are reported in “other current assets” and “other non-current assets,” respectively, in our unaudited Consolidated Balance Sheet at June 30, 2018. During the six-month period ended June 30, 2018, the amount of amortization of such costs was $15 million. There was no impairment loss in relation to capitalized costs.

Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process. Costs incurred for rig modifications or upgrades required for a contract, which are considered to be capital improvements, are capitalized as drilling and other property and equipment and depreciated over the estimated useful life of the improvement.

Transaction Price Allocated to Remaining Performance Obligations

The following table reflects revenue expected to be recognized in the future related to unsatisfied performance obligations as of June 30, 2018:

	For the Years Ending December 31,
(In $ millions)	2018(1)	2019	Total
Deferred mobilization revenue	(11)	(18)	(29)
Other deferred revenue	(2)	(1)	(3)
Total	(13)	(19)	(32)

(1)	Represents the six-month period beginning July 1, 2018.

The revenue included above consists primarily of expected mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at June 30, 2018. The actual timing of recognition of such amounts may vary due to factors outside of our control.

We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.

Impact of Topic 606 on Financial Statement Line Items

Our revenue recognition pattern under Topic 606 is similar to revenue recognition under the previous guidance, except for the recognition of demobilization revenue. Such revenue, which was recognized upon completion of a contract under the previous guidance, is now estimated at contract inception and recognized ratably as contract drilling revenue over the term of the contract, constraining the estimate at each reporting period, where the revenue is contingent of the rig demobilizing.

Adopting Topic 606 did not have a material effect on the Consolidated Statement of Operations, Consolidated Balance Sheet or Consolidated Statement of Cash Flow as of and for the six months ended June 30, 2018.